Classification and measurement of financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Classification and measurement of financial instruments
24. Classification and measurement of financial instruments
Accounting classification and fair value hierarchy

		2024					2023

	Hierarchy of fair value measurement	Fair value $m	a	Amortised cost $m	Not categorised as a financial instrument $m	Total $m	Fair value $m	a	Amortised cost $m	Not categorised as a financial instrument $m	Total $m

Financial assets

Other financial assets	1,3 b	169		50	–	219	124		68	–	192

Cash and cash equivalents	1	415		593	–	1,008	375		947	–	1,322

Derivative financial instruments	2	4		–	–	4	20		–	–	20

Deferred compensation plan investments	1	286		–	–	286	250		–	–	250

Trade and other receivables	–	–		697	123	820	–		651	102	753

Financial liabilities

Derivative financial instruments	2	(78)		–	–	(78)	(25)		–	–	(25)

Deferred compensation plan liabilities	1	(286)		–	–	(286)	(250)		–	–	(250)

Loans and other borrowings	–	–		(3,274)	–	(3,274)	–		(3,166)	–	(3,166)

Trade and other payables	3	(73)		(594)	(61)	(728)	(69)		(670)	(47)	(786)

a.
With the exception of equity securities of $89m (2023: $87m) measured at fair value through other comprehensive income, all are measured at fair value through profit or loss. Of those, the financial assets related to the deferred compensation plan investments were designated as such upon initial recognition.

b.	Of those measured at fair value, $43m (2023: $14m) are Level 1 and $126m (2023: $110m) are Level 3.

Financial assets and liabilities measured at amortised cost whose carrying amount is not a reasonable approximation of fair value are as follows:

		2024		2023

	Hierarchy of fair value	Carrying value	Fair value	Carrying value	Fair value
	measurement	$m	$m	$m	$m

€ 500m 1.625% bonds 2024	1	–	–	555	545

£300m 3.75% bonds 2025	1	381	373	387	373

£350m 2.125% bonds 2026	1	441	418	449	416

€ 500m 2.125% bonds 2027	1	526	513	559	535

£400m 3.375% bonds 2028	1	502	471	509	476

€ 600m 4.375% bonds 2029	1	623	658	663	689

€ 750m 3.625% bonds 2031	1	784	786	–	–
Right of offset
Cash pooling arrangements (see note 17) and derivative financial instruments (see note 23) are entered into under master netting arrangements and other similar agreements. These instruments are not offset in the Group statement of financial position. Certain loans to and from an associate are offset as described in note 30. There are no other financial instruments with a significant fair value which are subject to enforceable master netting agreements.
Valuation techniques
Money market funds, deferred compensation plan investments and bonds
The fair value of money market funds (including accounts pledged as security in note 15), deferred compensation plan investments and bonds is based on their quoted market price.
Unquoted equity securities
Unquoted equity securities are fair valued using a discounted cash flow model, either internally or using professional external valuers. The significant unobservable inputs used to determine the fair value of the equity securities are RevPAR growth (based on the market-specific growth assumptions used by external valuers), pre-tax
discount rate which ranged from 6.4% to 10.0% (2023: 6.4% to 10.0%), and a non-marketability
factor which ranged from 20.0% to 30.0% (2023: 20.0% to 30.0%).
There is no material sensitivity arising from changes in assumptions.
Trade deposits and loans
The value of trade deposits and loans measured at FVTPL are reassessed as market interest rates and credit risk assessments change. The amount recognised is the discounted value of the total expected amount receivable of $31m, discounted using unobservable interest rates for loans with similar term and risk. There is no significant sensitivity arising from changes in interest rates.
Derivative financial instruments and other payables
Currency swaps and currency forwards are measured at the present value of future cash flows discounted back based on quoted forward exchange rates and the applicable yield curves derived from quoted interest rates. Adjustments for credit risk use observable credit default swap spreads.
The put option over part of the Group’s investment in the Barclay associate was valued at $nil at 31 December 2024 and 2023. The value is equal to the excess of the amount receivable under the option (which is based on the Group’s capital invested to date) over fair value. The fair value of the hotel was derived from a pricing opinion provided by a professional external valuer which is categorised as a Level 3 fair value measurement.
Deferred purchase consideration
Deferred purchase consideration arose in respect of the acquisition of Regent (see below). The final instalment of $13m was paid in 2024.

Contingent purchase consideration
In 2018, the Group acquired a 51% controlling interest in Regent Hospitality Worldwide, Inc (‘RHW’), with put and call options existing over the remaining 49% shareholding exercisable in a phased manner from 2026 to 2033. The Group has a present ownership interest in the remaining shares and the acquisition was accounted for as 100% owned with no non-controlling
interest recognised and contingent purchase consideration comprising the present value of the expected amounts payable on exercise of the options based on the annual trailing revenue of RHW in the year preceding exercise with a floor applied.
The value of the contingent purchase consideration is subject to periodic reassessment as interest rates and RHW revenue expectations change. At 31 December 2024, it is assumed that $39m will be paid in 2026 to acquire an additional 25% of RHW with the remaining 24% acquired in 2028 for $42m. This assumes that the options will be exercised at the earliest permissible date which is consistent with the assumption made on acquisition. The amount recognised is the discounted value of the total expected amount payable of $81m. The discount rate applied is based on observable US corporate bond rates of similar term to the expected payment dates. The range of possible outcomes remains unchanged from the date of acquisition at $81m to $261m (undiscounted).
The significant unobservable inputs u
sed
to determine the fair value of the contingent purchase consideration are the projected trailing revenues of RHW and the date of exercising the options. If the annual trailing revenue of RHW were to exceed the floor by 10%, the amount of the contingent purchase consideration recognised in the Group Financial Statements would increase by $7m (2023: $7m). If the date for exercising the options is assumed to be 2033 and the amount payable is based on the floor, the amount of the undiscounted contingent purchase consideration would be $86m (2023: $86m).
Level 3 reconciliation

	Other financial assets $m	Other payables $m	Contingent purchase consideration $m

At 1 January 2023	103	(18)	(65)

Valuation losses recognised in other comprehensive income	(2)	–	–

Additions	8	–	–

Unrealised changes in fair value a	–	18	(4)

Exchange and other adjustments	1	–	–

At 31 December 2023	110	–	(69)

Additions	20	–	–

Unrealised changes in fair value	–	–	(4)

Repayments and disposals	(4)	–	–

At 31 December 2024	126	–	(73)

a.
The change in the fair value of other payables was recognised within share of profits/(losses) from associates and joint ventures in the Group income statement and was presented as an exceptional item (see note 6).